REVENUE (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue [abstract]
Construction and upgrades revenue	R$ 407	R$ 252	R$ 201
Construction and upgrades costs	(291)	(183)	(147)
Margin	R$ 116	R$ 69	R$ 54
Mark-up (%)	39.86%	37.40%	36.73%
Operation and maintenance revenue	R$ 413	R$ 355	R$ 279
Operation and maintenance cost	(287)	(235)	(223)
Margin	R$ 126	R$ 120	R$ 56
Mark-up (%)	43.90%	50.88%	25.11%